COMMITMENTS AND CONTINGENCIES - Lessor Minimum Future Rental Receivables (Details) $ in Thousands	Jan. 03, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Total	$ 10,914
2021	2,623
2022	2,623
2023	2,623
2024	2,623
2025	422
Thereafter	$ 0